STOCKHOLDERS' EQUITY (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants
Beginning Balance	4,311,166	2,810,579	2,114,188
Granted	100,000	2,247,019	913,566
Cancelled	(1,913,403)	(746,432)	0
Forfeited	0	0	(217,175)
Exercised	0	0	0
Ending Balance	2,497,763	4,311,166	2,810,579	2,114,188
Warrants exercisable	2,497,763	4,311,166
Weighted Average Exercise Price
Beginning Balance	$ 6.16	$ 7.55	$ 7.74
Granted	3.45	7.62	7.62
Cancelled	7.79	7.20	0
Forfeited	0	0	(9.00)
Exercised	0	0	0
Ending Balance	4.80	6.16	$ 7.55	$ 7.74
Warrants exercisable	4.81	6.16
Weighted average fair value of warrants granted during the period	$ 0.87	$ 4.77
Weighted Average Remaining Contractual Life (Years)
Balance	11 months 1 day	11 months 23 days	1 year 25 days	1 year 9 months 29 days
Granted	2 years	2 years 6 months	1 year 7 months 13 days
Cancelled	0 years	0 years	0 years
Forfeited	0 years	0 years	0 years
Exercised	0 years	0 years	0 years
Warrants exercisable	11 months 1 day	11 months 23 days